UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	01/31/2016

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Institutional Treasury Prime Cash Advantage Fund

Dreyfus Institutional Treasury and Agency Cash Advantage Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Treasury Prime Cash Advantage Fund
January 31, 2016 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--73.3%	of Purchase (%)	Amount ($)	Value ($)
2/4/16	0.16	113,000,000	112,998,535
2/11/16	0.22	38,000,000	37,997,728
2/18/16	0.23	56,000,000	55,994,050
2/25/16	0.20	15,000,000	14,998,000
3/10/16	0.27	80,000,000	79,977,411
3/24/16	0.22	17,000,000	16,994,721
3/31/16	0.27	156,000,000	155,932,199
4/7/16	0.25	75,000,000	74,966,313
4/28/16	0.32	28,000,000	27,978,685
7/14/16	0.48	25,000,000	24,945,333
Total U.S. Treasury Bills
(cost $602,782,975)			602,782,975

U.S. Treasury Notes--22.5%
2/15/16	0.23	14,000,000	14,023,602
2/29/16	0.10	51,000,000	51,098,963
3/15/16	0.31	120,000,000	120,008,577
Total U.S. Treasury Notes
(cost $185,131,142)			185,131,142
Total Investments (cost $787,914,117)		95.8%	787,914,117
Cash and Receivables (Net)		4.2%	34,740,640
Net Assets		100.0%	822,654,757

At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	787,914,117
Level 3 - Significant Unobservable Inputs	-
Total	787,914,117

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Treasury And Agency Cash Advantage Fund
January 31, 2016 (Unaudited)
	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--17.0%	of Purchase (%)	Amount ($)		Value ($)
2/4/16	0.17	75,000,000		74,998,938
4/28/16	0.20	50,000,000		49,975,833
Total U.S. Treasury Bills
(cost $124,974,771)				124,974,771

U.S. Treasury Floating Rate Notes--4.1%
2/1/16
(cost $29,978,851)	0.61	30,000,000	a	29,978,851

U.S. Treasury Notes--27.3%
4/30/16	0.36	100,000,000		100,000,693
6/30/16	0.58	40,000,000		40,430,261
9/30/16	0.64	60,000,000		60,136,099
Total U.S. Treasury Notes
(cost $200,567,053)				200,567,053

Repurchase Agreements--55.7%
ABN AMRO Bank N. V.
dated 1/29/16, due 2/1/16 in the amount of
$105,002,888 (fully collateralized by $8 U.S.
Treasury Bonds, 4.50%, due 2/15/36, value $11,
$694,491 U.S. Treasury Inflation Protected
Securities, 0.13%-0.63%, due 4/15/18-7/15/21, value
$714,561 and $103,961,676 U.S. Treasury Notes,
1%-2.63%, due 5/31/18-2/28/22, value $106,420,979)	0.33	105,000,000		105,000,000
Bank of Nova Scotia
dated 1/29/16, due 2/1/16 in the amount of
$75,002,125 (fully collateralized by $380,433 U.S.
Treasury Bills, due 2/25/16-12/8/16, value $380,189,
$13,792,040 U.S. Treasury Bonds, 2.75%-9.25%, due
2/15/16-5/15/44, value $17,974,248, $22,584,267 U.S.

Treasury Inflation Protected Securities, 0.13%-3.38%,
due 4/15/16-2/15/41, value $24,958,064 and
$32,479,719 U.S. Treasury Notes, 0.38%-5.13%, due
1/31/16-2/15/23, value $33,187,499)	0.34	75,000,000	75,000,000
Citibank, NA
dated 1/29/16, due 2/1/16 in the amount of
$100,002,667 (fully collateralized by $4,390,900 U.S.
Treasury Bonds, 3.88%, due 8/15/40, value $5,419,710
and $96,273,200 U.S. Treasury Notes, 1.13%-1.63%, due
4/30/20-8/15/22, value $96,580,362)	0.32	100,000,000	100,000,000
Credit Agricole CIB
dated 1/29/16, due 2/1/16 in the amount of
$130,003,575 (fully collateralized by $62,014,486
U.S. Treasury Inflation Protected Securities, 0.13%,
due 4/15/17-4/15/20, value $63,903,675 and
$67,488,738 U.S. Treasury Notes, 1.38%-2.13%, due
7/31/20-2/15/25, value $68,696,327)	0.33	130,000,000	130,000,000
Total Repurchase Agreements
(cost $410,000,000)			410,000,000
Total Investments (cost $765,520,675)		104.1%	765,520,675
Liabilities, Less Cash and Receivables		(4.1%)	(29,988,358)
Net Assets		100.0%	735,532,317

a Variable rate security--interest rate subject to periodic change.

At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	765,520,675
Level 3 - Significant Unobservable Inputs	-
Total	765,520,675

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.
Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:        /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)